Shareholder Report, Average Annual Return (Details)			12 Months Ended		60 Months Ended	105 Months Ended		120 Months Ended
	May 09, 2016	May 06, 2016	Jan. 31, 2025	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000023127
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Yorktown Growth Fund - A	Yorktown Growth Fund - A
Average Annual Return, Percent			8.47%		7.95%			8.40%
C000023126
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Yorktown Growth Fund - L
C000127241
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Yorktown Growth Fund - I
C000023136
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Yorktown Multi-Sector Bond Fund - A	Yorktown Multi-Sector Bond Fund - A
Average Annual Return, Percent			(1.10%)		(1.13%)			2.17%
C000169022
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Yorktown Multi-Sector Bond Fund - C
Average Annual Return, Percent			3.46%		(0.45%)		2.79%
C000023135
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Yorktown Multi-Sector Bond Fund - L
C000085545
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Yorktown Multi-Sector Bond Fund - I
C000023132
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Yorktown Short Term Bond Fund - A	Yorktown Short Term Bond Fund - A
Average Annual Return, Percent			2.07%		1.22%			1.65%
C000023131
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Yorktown Short Term Bond Fund - L
C000127242
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Yorktown Short Term Bond Fund - I
C000169010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Small Cap Fund - A
Average Annual Return, Percent			5.53%		7.59%	8.92%
C000169012
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Yorktown Small Cap Fund - L
C000169013
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Yorktown Small Cap Fund - I
Without Sales Load [Member] | C000023127
Average Annual Return [Line Items]
Average Annual Return, Percent			15.10%		9.24%			9.05%
Without Sales Load [Member] | C000023126
Average Annual Return [Line Items]
Average Annual Return, Percent			13.96%		8.14%			7.96%
Without Sales Load [Member] | C000127241
Average Annual Return [Line Items]
Average Annual Return, Percent			15.14%		9.25%			9.06%
Without Sales Load [Member] | C000023136
Average Annual Return [Line Items]
Average Annual Return, Percent			4.95%		0.05%			2.77%
Without Sales Load [Member] | C000169022
Average Annual Return [Line Items]
Average Annual Return, Percent			4.46%		(0.45%)		2.79%
Without Sales Load [Member] | C000023135
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%		(0.45%)			2.26%
Without Sales Load [Member] | C000085545
Average Annual Return [Line Items]
Average Annual Return, Percent			5.51%		0.55%			3.29%
Without Sales Load [Member] | C000023132
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%		1.68%			2.25%
Without Sales Load [Member] | C000023131
Average Annual Return [Line Items]
Average Annual Return, Percent			3.99%		0.95%			1.40%
Without Sales Load [Member] | C000127242
Average Annual Return [Line Items]
Average Annual Return, Percent			4.67%		1.66%			2.25%
Without Sales Load [Member] | C000169010
Average Annual Return [Line Items]
Average Annual Return, Percent			11.94%		8.88%	9.66%
Without Sales Load [Member] | C000169012
Average Annual Return [Line Items]
Average Annual Return, Percent			11.11%		8.05%	8.83%
Without Sales Load [Member] | C000169013
Average Annual Return [Line Items]
Average Annual Return, Percent			12.20%		9.14%	9.92%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All World Index
Average Annual Return, Percent			21.27%		11.56%			10.32%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All World Index
Average Annual Return, Percent			21.27%		11.56%			10.32%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All World Index
Average Annual Return, Percent			21.27%		11.56%			10.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.07%		(0.60%)			1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.07%		(0.60%)		1.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.07%		(0.60%)			1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.07%		(0.60%)			1.19%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent			4.51%		1.59%			1.65%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent			4.51%		1.59%			1.65%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent			4.51%		1.59%			1.65%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			19.09%		8.67%	10.02%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			19.09%		8.67%	10.02%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			19.09%		8.67%	10.02%
MSCI ACWI SMID Cap Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Global Small/Mid Cap Index
Average Annual Return, Percent			15.16%		8.26%			8.08%
MSCI ACWI SMID Cap Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Global Small/Mid Cap Index
Average Annual Return, Percent			15.16%		8.26%			8.08%
MSCI ACWI SMID Cap Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Global Small/Mid Cap Index
Average Annual Return, Percent			15.16%		8.26%			8.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.07%		(0.60%)			1.19%
ICE BofA U.S. Corporate & Government, 1-5 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-5 Years Index
Average Annual Return, Percent			4.05%		1.25%			1.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.07%		(0.60%)			1.19%
ICE BofA U.S. Corporate & Government, 1-5 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-5 Years Index
Average Annual Return, Percent			4.05%		1.25%			1.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.07%		(0.60%)			1.19%
ICE BofA U.S. Corporate & Government, 1-5 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-5 Years Index
Average Annual Return, Percent			4.05%		1.25%			1.65%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			22.73%		7.76%	10.54%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			22.73%		7.76%	10.54%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			22.73%		7.76%	10.54%